Warrants	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Warrants

13. Warrants

Common Warrants

On January 1, 2016, the Company granted warrants to purchase common stock to Gar Wood Securities, LLC (“Gar Wood”) as consideration for settlement of prior liability claims. The warrants entitled Gar Wood to purchase up to 25,000 common shares at an exercise price of $3.31 per share up until the expiration date of July 31, 2021. The fair value of the warrant was determined to be immaterial using the Black-Scholes option pricing model. The warrants remain outstanding and unexercised as of December 31, 2019 and 2018.

Convertible Preferred Stock Warrants

On February 26, 2010, the Company issued warrants to purchase 300,000 shares of Series A convertible preferred stock in exchange for rent on a premise lease at an exercise price of $1.00 per share, which expired unexercised on December 31, 2019. The warrants were classified as a component of warrant liabilities on the consolidated balance sheets as of December 31, 2018.

On October 20, 2016, the Company issued warrants to purchase 450,000 shares of Series B convertible preferred stock as part of a settlement of compensation for advisory services at an exercise price of $1.00 per share, which expired unexercised on December 31, 2019. The warrants are classified as a component of warrant liabilities on the consolidated balance sheets as of December 31, 2018.